Revenues (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 17,775,029	$ 4,813,978
Purevap
Revenue	4,163,059	525,556
Drosrite
Revenue	9,976,696	560,916
Development and support
Revenue	1,425,883	637,841
Torch related sales
Revenue	1,452,455	2,323,351
Other sales and services
Revenue	$ 756,936	$ 766,314